Large Company Growth Portfolio
Large Company Growth Portfolio
Investment Objective

The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

Fees and Expenses of the Large Company Growth Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Large Company Growth Portfolio	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.41%	0.30%
Total Annual Portfolio Operating Expenses	1.41%	1.05%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Company Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	144	446	771	1,691
Institutional Class	107	334	579	1,283

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in common stock of companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Cornerstone Capital Management, Inc. (“Cornerstone”). Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company. Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage. Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets. A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company as long as there are no changes to its long-term fundamental expectations. The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Victory Capital Management Inc (“Victory”). Victory employs a growth-oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth. Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 15.58% (quarter ended 09/30/10) and the lowest return for a quarter was -23.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Large Company Growth Portfolio	1 Year	5 Years	10 Years
Investment Class	(1.44%)	1.18%	2.45%
Investment Class - Return After Taxes on Distributions	(1.44%)	0.47%	2.08%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.93%)	0.89%	2.05%
Institutional Class	(1.09%)	1.54%	2.81%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Value Portfolio
Large Company Value Portfolio
Investment Objective

The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

Fees and Expenses of the Large Company Value Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Large Company Value Portfolio	Investment Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.41%
Total Annual Portfolio Operating Expenses	1.39%	1.16%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Large Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	142	440	761	1,669
Institutional Class	118	368	638	1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Acadian Asset Management LLC (“Acadian”). Acadian’s buy/sell process is completely objective, automated and driven by changes in expected returns whenever a portfolio is re-optimized. The Portfolio’s current holdings with their risk and expected return characteristics are compared to the entire investment universe. Less attractive securities are discarded from the Portfolio while more attractive securities are added, as long as the cost of the buy and sell does not exceed the expected value-added to be gained.

Pzena Investment Management, LLC (“Pzena”). Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic Financial Management, L.P. (“Systematic”). Systematic's strategy includes a quantitative screen of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with the market capitalization range of companies in the Russell 1000 Index. Companies are ranked by valuation and a positive earnings catalyst. Systematic will sell a stock (1) when price appreciation causes the company valuation to expand to fair value, (2) when other investment opportunities present more attractive prospects from a valuation and expected return basis, (3) when analysis leads to an anticipated downward estimate revision or (4) when a negative earnings surprise is reported.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 21.38% (quarter ended 09/30/09) and the lowest return for a quarter was -22.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Large Company Value Portfolio	1 Year	5 Years	10 Years
Investment Class	(3.36%)	(4.21%)	2.29%
Investment Class - Return After Taxes on Distributions	(3.48%)	(5.13%)	1.23%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(2.03%)	(3.57%)	1.82%
Institutional Class	(2.95%)	(4.02%)	2.53%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Growth Portfolio
Small Company Growth Portfolio
Investment Objective

The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap growth sub-category.

Fees and Expenses of the Small Company Growth Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Small Company Growth Portfolio	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.92%	0.84%
Total Annual Portfolio Operating Expenses	2.02%	1.69%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small Company Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	205	634	1,088	2,348
Institutional Class	172	533	918	1,998

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio places less emphasis on companies with a long history of established growth than the Large Company Growth Portfolio.

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Ranger Investment Management, L.P (“Ranger”). Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage. Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 18.59% (quarter ended 06/30/03) and the lowest return for a quarter was -26.62% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Small Company Growth Portfolio	1 Year	5 Years	10 Years
Investment Class	(0.31%)	1.57%	5.56%
Investment Class - Return After Taxes on Distributions	(0.31%)	1.02%	4.90%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.20%)	1.24%	4.70%
Institutional Class	(0.06%)	1.80%	5.81%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Value Portfolio
Small Company Value Portfolio
Investment Objective

The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap value sub-category.

Fees and Expenses of the Small Company Value Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Small Company Value Portfolio	Investment Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.80%	0.79%
Total Annual Portfolio Operating Expenses	1.90%	1.64%

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Small Company Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	193	597	1,026	2,222
Institutional Class	167	517	892	1,944

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
•	The Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

NWQ Investment Management Company, LLC (“NWQ”). NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process. NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments. Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus. NWQ’s stock selection process is driven by rigorous bottom-up fundamental research. Quantitative measures include price-to-cash flow, price-to-sales, price-to-earnings, price-to-book and earnings quality. Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation. NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside. NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline: attractive valuation, favorable risk/reward ratio and belief in a catalyst.

Principal Risks

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 25.22% (quarter ended 09/30/09) and the lowest return for a quarter was -24.52% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Small Company Value Portfolio	1 Year	5 Years	10 Years
Investment Class	(7.54%)	(1.86%)	5.87%
Investment Class - Return After Taxes on Distributions	(7.61%)	(2.33%)	4.48%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(4.82%)	(1.66%)	4.64%
Institutional Class	(6.95%)	(1.47%)	6.24%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund
Wilshire 5000 IndexSM Fund
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire 5000 Index Fund	Investment Class	Institutional Class
Management Fees	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.43%
Total Annual Portfolio Operating Expenses	0.74%	0.53%

Example: This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire 5000 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	76	237	411	918
Institutional Class	54	170	296	665

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 09/30/09) and the lowest return for a quarter was -22.36% (quarter ended 12/31/08).

The returns for the Index Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund	1 Year	5 Years	10 Years
Investment Class	0.21%	(0.48%)	2.95%
Investment Class - Return After Taxes on Distributions	0.02%	(0.75%)	2.69%
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	0.40%	(0.48%)	2.43%
Institutional Class	0.43%	(0.28%)	3.20%
Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	0.99%	0.13%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Large Cap Core Plus Fund
Wilshire Large Cap Core Plus Fund
Investment Objective
The Wilshire Large Cap Core Plus Fund (the “Large Cap Core Plus Fund”) seeks capital appreciation.
Fees and Expenses of the Large Cap Core Plus Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Plus Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Wilshire Large Cap Core Plus Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Dividend Expense on Securities Sold Short		0.55%	0.55%
Interest Expense on Borrowing		0.16%	0.16%
Rebates on Securities Sold Short		0.05%	0.05%
Remainder of Other Expenses		0.32%	0.29%
Other Expenses		1.08%	1.05%
Total Annual Portfolio Operating Expenses	[1]	2.33%	2.05%
Less Fee Waiver/Expense Reimbursement		(0.06%)	(0.03%)
Net Annual Fund Operating Expenses		2.27%	2.02%
[1]	Wilshire Associates Incorporated ("Wilshire") has entered into a contractual expense limitation agreement with the Company, on behalf of the Large Cap Core Plus Fund to waive a portion of its management fee to limit expenses of the Large Cap Core Plus Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2013 or upon the termination of the Advisory Agreement. To the extent that the Large Cap Core Plus Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.

Example: This example is intended to help you compare the cost of investing in the Large Cap Core Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Core Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Wilshire Large Cap Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	230	722	1,240	2,661
Institutional Class	205	640	1,101	2,377

Portfolio Turnover

The Large Cap Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Core Plus Fund’s performance. During the most recent fiscal year, the Large Cap Core Plus Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Principal Investment Strategies
•	The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities. Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $250 million as of December 31, 2011).

•	The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

•	Each subadviser will take long positions in securities it believes are likely to outperform and each subadviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

•	The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund’s long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

•	The Large Cap Core Plus Fund’s equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (“REITs”). The Large Cap Core Plus Fund also may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

•	The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

•	The Large Cap Core Plus Fund uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Pyramis Global Advisors, LLC (“Pyramis”). Pyramis constructs its portion of the Large Cap Core Plus Fund by using a bottom-up, fundamental strategy to identify securities that may outperform (and underperform) the market. Portfolio decisions for the Large Cap Core Plus Fund are generally based on Pyramis’ stock selection abilities backed by its in-depth proprietary research. In general, stocks are sold or covered when the investment thesis behind the stock’s inclusion in the portfolio has played out, if there is a change to the investment thesis given new information, or if Pyramis perceives a better opportunity elsewhere in the market.

Santa Barbara Asset Management, LLC (“Santa Barbara”). Santa Barbara will invest its portion of the Large Cap Core Plus Fund’s portfolio according to its Dividend Growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara’s portion of the Large Cap Core Plus Fund’s portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

TWIN Capital Management, Inc. (“TWIN”). TWIN’s buy and sell decisions are primarily based on the scores (of a stock’s relative attractiveness) produced by TWIN’s valuation model. TWIN will purchase equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains, and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores). TWIN will either sell long or sell short overvalued securities, with lagging price gains and declining expected earnings, coupled with greater uncertainty regarding future earnings (those stocks with low model scores).

Principal Risks

You may lose money investing in the Large Cap Core Plus Fund. In addition, investing in the Large Cap Core Plus Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Large Cap Core Plus Fund is equity risk. This is the risk that the prices of stocks held by the Large Cap Core Plus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Large Cap Core Plus Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Large Cap Core Plus Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Large Cap Core Plus Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Large Cap Core Plus Fund may have buy and sell transactions in the same security on the same day. In addition, at any given time, the Large Cap Core Plus Fund may have long and short positions in the same security.

Short Sale Risk. Short sales involve costs and risk. If a security sold short increases in price, the Large Cap Core Plus Fund may need to cover its short position at a higher price than the short sale price, resulting in a loss. The Large Cap Core Plus Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Large Cap Core Plus Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may need to sell related long positions before it had intended to do so. As a result, the Large Cap Core Plus Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons and the amount the Large Cap Core Plus Fund could lose on a short sale is theoretically unlimited.

Derivatives Risk. The Large Cap Core Plus Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the Large Cap Core Plus Fund’s investment performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Large Cap Core Plus Fund will not correlate with the underlying instruments or the Large Cap Core Plus Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the Large Cap Core Plus Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Large Cap Core Plus Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

ETF Risk. ETFs in which the Large Cap Core Plus Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Real Estate Investment Trust Risk. The Large Cap Core Plus Fund may invest in REITs, which carry with them many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition, REITs are dependent upon management skills, may not be diversified, and may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.

Portfolio Turnover Risk. The Large Cap Core Plus Fund may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Cap Core Plus Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth; or

•	you are looking for an investment with potential for higher risk and higher return due to the short selling strategy.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance. The Large Cap Core Plus Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the Large Cap Core Plus Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire Large Cap Core Plus Fund	1 Year	3 years	Since Inception	Inception Date
Investment Class	(2.28%)	8.95%	(5.06%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions	(2.92%)	8.60%	(5.29%)	Nov 16, 2007
Investment Class - Return After Taxes on Distributions and Sale of Fund Shares	(0.95%)	7.64%	(4.28%)	Nov 16, 2007
Institutional Class	(2.11%)	9.26%	(4.77%)	Nov 16, 2007
S&P 500 Index (reflects no deduction for fees, expenses and taxes)	2.11%	14.11%	(1.37%)	Nov 16, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund - Qualified Class
FUND SUMMARY
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold Qualified Class Shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire 5000 Index Fund - Qualified Class Qualified Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	0.65%

Example: This example is intended to help you compare the cost of investing in Qualified Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Qualified Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 5000 Index Fund - Qualified Class Qualified Class	66	208	362	810

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Qualified Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Qualified Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.26% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund - Qualified Class	1 Year	5 Years	10 Years
Qualified Class	0.54%	(0.43%)	2.92%
Wilshire 5000 Index	0.99%	0.13%	3.80%

Wilshire 5000 Index Fund - Horace Mann Class
FUND SUMMARY
Investment Objective

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold Horace Mann Class Shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Wilshire 5000 Index Fund - Horace Mann Class Horace Mann Class
Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses	0.33%
Total Annual Portfolio Operating Expenses	0.78%

Example: This example is intended to help you compare the cost of investing in Horace Mann Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Horace Mann Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wilshire 5000 Index Fund - Horace Mann Class Horace Mann Class	80	249	433	966

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Horace Mann Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Horace Mann Class Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.34% (quarter ended 12/31/08).
Average Annual Total Returns (periods ended December 31, 2011)
Average Annual Total Returns Wilshire 5000 Index Fund - Horace Mann Class	1 Year	5 Years	10 Years
Horace Mann Class	0.25%	(0.53%)	2.90%
Horace Mann Class - Return After Taxes on Distributions	0.06%	(0.78%)	2.65%
Horace Mann Class - Return After Taxes on Distributions and Sale of Fund Shares	0.42%	(0.51%)	2.40%
Wilshire 5000 Index	0.99%	0.13%	3.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	WILSHIRE MUTUAL FUNDS INC
CIK	dei_EntityCentralIndexKey	0000890453
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Large Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Large Company Growth Portfolio
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Large Company Growth Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Portfolio focuses on the large company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in common stock of companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Cornerstone Capital Management, Inc. (“Cornerstone”). Cornerstone’s investment philosophy is premised on successfully identifying a “perception gap”, which it believes exists when consensus expectations fail to recognize the true earnings power of a given company. Cornerstone focuses broadly on companies with over $1 billion in market capitalization, strong management with a proven track record, and a sustainable competitive advantage. Fundamentally, Cornerstone looks to invest in companies with strong organic revenue and operating earnings growth, financially conservative firms whose net income is confirmed by free cash flows, and strong, flexible balance sheets. A further distinguishing feature of Cornerstone’s process is a short-term contrarian approach employed within the context of long-term fundamentals, where it will actively buy and sell around short-term price movement of a company as long as there are no changes to its long-term fundamental expectations. The strategy will typically hold around 35 to 55 securities.

Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”). In managing its portion of the Large Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Victory Capital Management Inc (“Victory”). Victory employs a growth-oriented style using bottom-up fundamental company analysis as a basis for all investment decisions. Victory constructs its portion of the Large Company Growth Portfolio with high-quality, large-capitalization equity securities that Victory believes are likely to produce superior earnings growth. Victory sells a stock when the fundamental characteristics deteriorate or when a better investment opportunity is identified, and a position is reduced when a 10% position size limit is reached.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 15.58% (quarter ended 09/30/10) and the lowest return for a quarter was -23.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Growth Portfolio | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Large Company Growth Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTLGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,691
2002	rr_AnnualReturn2002	(21.77%)
2003	rr_AnnualReturn2003	26.45%
2004	rr_AnnualReturn2004	6.70%
2005	rr_AnnualReturn2005	8.46%
2006	rr_AnnualReturn2006	4.96%
2007	rr_AnnualReturn2007	16.33%
2008	rr_AnnualReturn2008	(41.88%)
2009	rr_AnnualReturn2009	33.60%
2010	rr_AnnualReturn2010	19.10%
2011	rr_AnnualReturn2011	(1.44%)
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Large Company Growth Portfolio | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Large Company Growth Portfolio | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	2.05%
Large Company Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLCGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	107
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	334
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	579
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Large Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Large Company Value Portfolio
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Large Company Value Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	140.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Portfolio focuses on the large company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock companies with larger market capitalizations—greater than approximately $250 million as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields (which means that their prices are low relative to the size of their dividends).

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Acadian Asset Management LLC (“Acadian”). Acadian’s buy/sell process is completely objective, automated and driven by changes in expected returns whenever a portfolio is re-optimized. The Portfolio’s current holdings with their risk and expected return characteristics are compared to the entire investment universe. Less attractive securities are discarded from the Portfolio while more attractive securities are added, as long as the cost of the buy and sell does not exceed the expected value-added to be gained.

Pzena Investment Management, LLC (“Pzena”). Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies in an effort to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when Pzena believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.

Systematic Financial Management, L.P. (“Systematic”). Systematic's strategy includes a quantitative screen of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with the market capitalization range of companies in the Russell 1000 Index. Companies are ranked by valuation and a positive earnings catalyst. Systematic will sell a stock (1) when price appreciation causes the company valuation to expand to fair value, (2) when other investment opportunities present more attractive prospects from a valuation and expected return basis, (3) when analysis leads to an anticipated downward estimate revision or (4) when a negative earnings surprise is reported.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The chart and table assume reinvestment of dividends and distributions. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Large Company Value Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 21.38% (quarter ended 09/30/09) and the lowest return for a quarter was -22.30% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Large Company Value Portfolio | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Large Company Value Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTLVX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	440
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	761
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,669
2002	rr_AnnualReturn2002	(17.23%)
2003	rr_AnnualReturn2003	28.51%
2004	rr_AnnualReturn2004	13.28%
2005	rr_AnnualReturn2005	8.90%
2006	rr_AnnualReturn2006	18.49%
2007	rr_AnnualReturn2007	(2.00%)
2008	rr_AnnualReturn2008	(41.55%)
2009	rr_AnnualReturn2009	28.48%
2010	rr_AnnualReturn2010	13.40%
2011	rr_AnnualReturn2011	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	(4.21%)
10 Years	rr_AverageAnnualReturnYear10	2.29%
Large Company Value Portfolio | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	(5.13%)
10 Years	rr_AverageAnnualReturnYear10	1.23%
Large Company Value Portfolio | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
5 Years	rr_AverageAnnualReturnYear05	(3.57%)
10 Years	rr_AverageAnnualReturnYear10	1.82%
Large Company Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLCVX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	368
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	638
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,409
1 Year	rr_AverageAnnualReturnYear01	(2.95%)
5 Years	rr_AverageAnnualReturnYear05	(4.02%)
10 Years	rr_AverageAnnualReturnYear10	2.53%
Small Company Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Small Company Growth Portfolio
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap growth sub-category.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Small Company Growth Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 177% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	177.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Portfolio focuses on the small company growth segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests in companies that historically have above average earnings or sales growth and retention of earnings, often such companies have above average price to earnings ratios.

•	The Portfolio places less emphasis on companies with a long history of established growth than the Large Company Growth Portfolio.

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Growth Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

Ranger Investment Management, L.P (“Ranger”). Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small and mid capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance and the company’s competitive advantage. Ranger utilizes a proprietary system to identify companies that violate the firm’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s growth style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Growth Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 18.59% (quarter ended 06/30/03) and the lowest return for a quarter was -26.62% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Growth Portfolio | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Small Company Growth Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTSGX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	205
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	634
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,088
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,348
2002	rr_AnnualReturn2002	(13.94%)
2003	rr_AnnualReturn2003	37.02%
2004	rr_AnnualReturn2004	17.22%
2005	rr_AnnualReturn2005	3.48%
2006	rr_AnnualReturn2006	11.12%
2007	rr_AnnualReturn2007	8.36%
2008	rr_AnnualReturn2008	(39.13%)
2009	rr_AnnualReturn2009	30.31%
2010	rr_AnnualReturn2010	26.19%
2011	rr_AnnualReturn2011	(0.31%)
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Small Company Growth Portfolio | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Small Company Growth Portfolio | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	4.70%
Small Company Growth Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSMGX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	172
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	533
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	918
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,998
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Small Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Small Company Value Portfolio
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small cap value sub-category.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Small Company Value Portfolio
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Portfolio focuses on the small company value segment of the U.S. equity market.

•	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—which range between approximately $10 million and $5.0 billion as of December 31, 2011.

•	The Portfolio invests, generally, in companies with relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).

•	The Portfolio invests in small-cap companies that may still further develop.

•	The Portfolio uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"). In managing its portion of the Small Company Value Portfolio, Los Angeles Capital uses Los Angeles Capital’s Dynamic Alpha Stock Selection ModelSM, a proprietary model, to seek to generate incremental returns above the Portfolio’s benchmark, while attempting to control investment risk relative to the benchmark. Securities with declining alphas or those which increase portfolio risk become sell candidates while securities with improving alphas or those which decrease portfolio risk become buy candidates.

NWQ Investment Management Company, LLC (“NWQ”). NWQ seeks to provide superior risk-adjusted returns through an analyst-driven value-oriented process. NWQ invests in companies which it believes are undervalued and where it believes catalysts exist to unlock value or improve profitability regardless of market movements or industry developments. Investment decisions are made on an opportunistic basis, capitalizing on NWQ’s evaluation of situations created by investor over-reaction, misperception and short-term focus. NWQ’s stock selection process is driven by rigorous bottom-up fundamental research. Quantitative measures include price-to-cash flow, price-to-sales, price-to-earnings, price-to-book and earnings quality. Qualitatively, NWQ focuses on management strength, corporate strategy, competitive position and shareholder value orientation. NWQ does extensive bottom-up research on each current and potential common stock holding, having direct contact with corporate management and assessing the expected risk/reward ratio of an investment to determine the absolute downside versus the expected upside. NWQ typically either eliminates or trims positions when NWQ believes a security no longer meets the three criteria at the core of its investment discipline: attractive valuation, favorable risk/reward ratio and belief in a catalyst.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Portfolio. In addition, investing in the Portfolio involves the following principal risks:

Equity Risk. The principal risk of investing in the Portfolio is equity risk. This is the risk that the prices of stocks held by the Portfolio will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Portfolio’s shares will go up and down due to movement in the collective returns of the individual securities held by the Portfolio. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply.

Style Risk. Another risk of investing in the Portfolio is the risk that the Portfolio’s value style will perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Multi-Managed Fund Risk. The Portfolio is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Portfolio may have buy and sell transactions in the same security on the same day.

Portfolio Turnover Risk. The Portfolio may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Small Company Value Portfolio may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you believe that the market will favor a particular investment style, such as small cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or

•	you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Portfolio’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Portfolio by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 25.22% (quarter ended 09/30/09) and the lowest return for a quarter was -24.52% (quarter ended 12/31/08).

The returns for the Portfolio’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.52%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Small Company Value Portfolio | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Small Company Value Portfolio | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTSVX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	193
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	597
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,026
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,222
2002	rr_AnnualReturn2002	(7.98%)
2003	rr_AnnualReturn2003	36.41%
2004	rr_AnnualReturn2004	22.77%
2005	rr_AnnualReturn2005	5.41%
2006	rr_AnnualReturn2006	19.64%
2007	rr_AnnualReturn2007	(3.46%)
2008	rr_AnnualReturn2008	(32.81%)
2009	rr_AnnualReturn2009	22.81%
2010	rr_AnnualReturn2010	23.60%
2011	rr_AnnualReturn2011	(7.54%)
1 Year	rr_AverageAnnualReturnYear01	(7.54%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
10 Years	rr_AverageAnnualReturnYear10	5.87%
Small Company Value Portfolio | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
10 Years	rr_AverageAnnualReturnYear10	4.48%
Small Company Value Portfolio | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	4.64%
Small Company Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSMVX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	167
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	517
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	892
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,944
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
10 Years	rr_AverageAnnualReturnYear10	6.24%
Wilshire 5000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire 5000 IndexSM Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Wilshire 5000 IndexSM Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Index Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Index Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Portfolio's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Index Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 09/30/09) and the lowest return for a quarter was -22.36% (quarter ended 12/31/08).

The returns for the Index Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.36%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire 5000 Index Fund | Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Wilshire 5000 Index Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFIVX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	76
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	237
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	411
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	918
2002	rr_AnnualReturn2002	(21.32%)
2003	rr_AnnualReturn2003	29.62%
2004	rr_AnnualReturn2004	11.17%
2005	rr_AnnualReturn2005	5.63%
2006	rr_AnnualReturn2006	14.46%
2007	rr_AnnualReturn2007	4.75%
2008	rr_AnnualReturn2008	(37.11%)
2009	rr_AnnualReturn2009	26.98%
2010	rr_AnnualReturn2010	16.44%
2011	rr_AnnualReturn2011	0.21%
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	2.95%
Wilshire 5000 Index Fund | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	2.69%
Wilshire 5000 Index Fund | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	2.43%
Wilshire 5000 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WINDX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	54
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	170
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	296
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	665
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	3.20%
Wilshire Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Wilshire Large Cap Core Plus Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Wilshire Large Cap Core Plus Fund (the “Large Cap Core Plus Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Large Cap Core Plus Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Plus Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Large Cap Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large Cap Core Plus Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Core Plus Fund’s performance. During the most recent fiscal year, the Large Cap Core Plus Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in the Large Cap Core Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Large Cap Core Plus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Large Cap Core Plus Fund normally invests at least 85% of its net assets in large cap securities. Large cap securities include securities of those companies with market capitalizations consistent with the Russell 1000 Index (which was greater than approximately $250 million as of December 31, 2011).

•	The Large Cap Core Plus Fund invests substantially all its assets in growth and value stocks of large cap companies.

•	Each subadviser will take long positions in securities it believes are likely to outperform and each subadviser, except Santa Barbara Asset Management, LLC, will sell short securities it believes are likely to underperform.

•	The Large Cap Core Plus Fund will generally hold approximately 20% of its net assets in short positions, using the proceeds from the short sales to purchase additional long positions resulting in a portfolio with approximately 120% of net assets in long positions. The Large Cap Core Plus Fund’s long positions may range from 110% to 130% and its short positions may range from 10% to 30%.

•	The Large Cap Core Plus Fund’s equity investments principally include common stocks, but may also include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts (“REITs”). The Large Cap Core Plus Fund also may invest in exchange-traded funds (“ETFs”) and similarly structured pooled investments in order to provide exposure to certain equity markets while maintaining liquidity. The Large Cap Core Plus Fund also may engage in short sales of ETFs and similarly structured pooled investments.

•	The Large Cap Core Plus Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, swap agreements and ETFs, as an alternative to selling a security short, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.

•	The Large Cap Core Plus Fund uses a multi-manager strategy with multiple subadvisers who employ different strategies. Each subadviser’s strategy is set forth below:

Pyramis Global Advisors, LLC (“Pyramis”). Pyramis constructs its portion of the Large Cap Core Plus Fund by using a bottom-up, fundamental strategy to identify securities that may outperform (and underperform) the market. Portfolio decisions for the Large Cap Core Plus Fund are generally based on Pyramis’ stock selection abilities backed by its in-depth proprietary research. In general, stocks are sold or covered when the investment thesis behind the stock’s inclusion in the portfolio has played out, if there is a change to the investment thesis given new information, or if Pyramis perceives a better opportunity elsewhere in the market.

Santa Barbara Asset Management, LLC (“Santa Barbara”). Santa Barbara will invest its portion of the Large Cap Core Plus Fund’s portfolio according to its Dividend Growth strategy. Pursuant to this strategy, Santa Barbara primarily invests in dividend-paying common stocks with the potential for future dividend growth and capital appreciation. Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. As a result, Santa Barbara’s portion of the Large Cap Core Plus Fund’s portfolio may, from time to time, have a greater exposure to higher dividend-yield sectors and industries, such as the financial services, utilities and energy sectors, than the broad equity market.

TWIN Capital Management, Inc. (“TWIN”). TWIN’s buy and sell decisions are primarily based on the scores (of a stock’s relative attractiveness) produced by TWIN’s valuation model. TWIN will purchase equity securities that TWIN believes are undervalued, have rising expected earnings, display recent price gains, and exhibit more stable and sustainable earnings relative to peer group stocks (those stocks with high model scores). TWIN will either sell long or sell short overvalued securities, with lagging price gains and declining expected earnings, coupled with greater uncertainty regarding future earnings (those stocks with low model scores).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money investing in the Large Cap Core Plus Fund. In addition, investing in the Large Cap Core Plus Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Large Cap Core Plus Fund is equity risk. This is the risk that the prices of stocks held by the Large Cap Core Plus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Large Cap Core Plus Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Large Cap Core Plus Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Multi-Managed Fund Risk. The Large Cap Core Plus Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Large Cap Core Plus Fund may have buy and sell transactions in the same security on the same day. In addition, at any given time, the Large Cap Core Plus Fund may have long and short positions in the same security.

Short Sale Risk. Short sales involve costs and risk. If a security sold short increases in price, the Large Cap Core Plus Fund may need to cover its short position at a higher price than the short sale price, resulting in a loss. The Large Cap Core Plus Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Large Cap Core Plus Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may need to sell related long positions before it had intended to do so. As a result, the Large Cap Core Plus Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons and the amount the Large Cap Core Plus Fund could lose on a short sale is theoretically unlimited.

Derivatives Risk. The Large Cap Core Plus Fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), swaps and forward contracts. A small investment in derivatives could have a potentially large impact on the Large Cap Core Plus Fund’s investment performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Large Cap Core Plus Fund will not correlate with the underlying instruments or the Large Cap Core Plus Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the Large Cap Core Plus Fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments, as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The Large Cap Core Plus Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

ETF Risk. ETFs in which the Large Cap Core Plus Fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Real Estate Investment Trust Risk. The Large Cap Core Plus Fund may invest in REITs, which carry with them many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition, REITs are dependent upon management skills, may not be diversified, and may experience substantial cost in the event of borrower or lessee defaults. REITs are also subject to heavy cash flow dependency.

Portfolio Turnover Risk. The Large Cap Core Plus Fund may experience high rates of portfolio turnover, which may result in above average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

The Large Cap Core Plus Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you are willing to accept the risk that the value of your investment may decline in order to seek long-term capital growth; or

•	you are looking for an investment with potential for higher risk and higher return due to the short selling strategy.

May Lose Money	rr_RiskLoseMoney	You may lose money investing in the Large Cap Core Plus Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance. The Large Cap Core Plus Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Large Cap Core Plus Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Large Cap Core Plus Fund's average annual total returns compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Large Cap Core Plus Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 14.05% (quarter ended 09/30/09) and the lowest return for a quarter was -22.84% (quarter ended 12/31/08).

The returns for the Large Cap Core Plus Fund’s Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.

Wilshire Large Cap Core Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
3 years	wilshiremf_AverageAnnualReturnYear03	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire Large Cap Core Plus Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLCTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.16%
Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.33%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	230
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	722
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,240
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,661
2008	rr_AnnualReturn2008	(38.31%)
2009	rr_AnnualReturn2009	18.73%
2010	rr_AnnualReturn2010	11.47%
2011	rr_AnnualReturn2011	(2.28%)
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
3 years	wilshiremf_AverageAnnualReturnYear03	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire Large Cap Core Plus Fund | Investment Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.92%)
3 years	wilshiremf_AverageAnnualReturnYear03	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire Large Cap Core Plus Fund | Investment Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
3 years	wilshiremf_AverageAnnualReturnYear03	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire Large Cap Core Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WLTTX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Interest Expense on Borrowing	rr_Component2OtherExpensesOverAssets	0.16%
Rebates on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	wilshiremf_Component4OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	205
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	640
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,101
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,377
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
3 years	wilshiremf_AverageAnnualReturnYear03	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2007
Wilshire 5000 Index Fund - Qualified Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Wilshire 5000 IndexSM Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Qualified Class Shares of the Index Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in Qualified Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Qualified Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Index Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Qualified Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Qualified Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Qualified Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund's Qualified Shares compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Index Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.26% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Wilshire 5000 Index Fund - Qualified Class | Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Wilshire 5000 Index Fund - Qualified Class | Qualified Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	66
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	208
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	362
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	810
2002	rr_AnnualReturn2002	(21.38%)
2003	rr_AnnualReturn2003	29.45%
2004	rr_AnnualReturn2004	11.13%
2005	rr_AnnualReturn2005	5.46%
2006	rr_AnnualReturn2006	14.18%
2007	rr_AnnualReturn2007	4.63%
2008	rr_AnnualReturn2008	(37.09%)
2009	rr_AnnualReturn2009	26.91%
2010	rr_AnnualReturn2010	16.56%
2011	rr_AnnualReturn2011	0.54%
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Wilshire 5000 Index Fund - Horace Mann Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Wilshire 5000 IndexSM Fund’s (the “Index Fund”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the “Index”) before the deduction of Index Fund expenses.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Wilshire 5000 IndexSM Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Horace Mann Class Shares of the Index Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund’s performance. During the most recent fiscal year, the Index Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Example: This example is intended to help you compare the cost of investing in Horace Mann Class Shares of the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Horace Mann Class Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock
•	The Index Fund invests primarily in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund uses enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index which measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 4,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. newspapers and is the broadest measure of the U.S. equity market. The Index Fund normally holds stocks representing at least 90% of the Index’s total market value, which ranges between 1,000 and 2,500 stocks.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund’s performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the stocks of small- and mid-capitalization companies as well as large capitalization companies.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Index Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Horace Mann Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund’s Horace Mann Class Shares compare to those of a broad measure of market performance. The Index Fund’s past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Horace Mann Class Shares has varied from year to year and by showing how the average annual total returns of the Index Fund's Horace Mann Class Shares compare to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Index Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 16.16% (quarter ended 09/30/09) and the lowest return for a quarter was -22.34% (quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who are tax exempt or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wilshire 5000 Index Fund - Horace Mann Class | Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Wilshire 5000 Index Fund - Horace Mann Class | Horace Mann Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	966
2002	rr_AnnualReturn2002	(21.30%)
2003	rr_AnnualReturn2003	29.44%
2004	rr_AnnualReturn2004	11.23%
2005	rr_AnnualReturn2005	5.49%
2006	rr_AnnualReturn2006	14.32%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	(37.08%)
2009	rr_AnnualReturn2009	26.85%
2010	rr_AnnualReturn2010	16.39%
2011	rr_AnnualReturn2011	0.25%
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
Wilshire 5000 Index Fund - Horace Mann Class | Horace Mann Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	2.65%
Wilshire 5000 Index Fund - Horace Mann Class | Horace Mann Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
10 Years	rr_AverageAnnualReturnYear10	2.40%

[1]	Wilshire Associates Incorporated ("Wilshire") has entered into a contractual expense limitation agreement with the Company, on behalf of the Large Cap Core Plus Fund to waive a portion of its management fee to limit expenses of the Large Cap Core Plus Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2013 or upon the termination of the Advisory Agreement. To the extent that the Large Cap Core Plus Fund's expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.